Schedule of restatement of consolidated statement of financial position (Details) - CAD ($) $ in Thousands		Jul. 31, 2019		Jul. 31, 2018	Jul. 31, 2017
ASSETS
Inventory		$ 83,854	[1]	$ 10,415
Current assets		312,136	[1]	276,621
Total Assets		878,623	[1]	334,998
LIABILITIES
Deferred tax liability	[1]	6,023
Total Liabilities		89,911	[1]	12,125
SHAREHOLDER'S EQUITY
Deficit		(112,742)	[1]	(43,134)
Total shareholder's equity		788,712	[1]	$ 322,873	$ 32,439
Previously reported
ASSETS
Inventory		86,271
Current assets		314,553
Total Assets		881,040
LIABILITIES
Deferred tax liability		20,396
Total Liabilities		104,284
SHAREHOLDER'S EQUITY
Deficit		(124,698)
Total shareholder's equity		776,756
Correction
ASSETS
Inventory		0
Current assets		0
Total Assets		0
LIABILITIES
Deferred tax liability		(14,373)
Total Liabilities		(14,373)
SHAREHOLDER'S EQUITY
Deficit		14,373
Total shareholder's equity		14,373
Adjustments
ASSETS
Inventory		(2,417)
Current assets		(2,417)
Total Assets		(2,417)
LIABILITIES
Deferred tax liability		0
Total Liabilities		0
SHAREHOLDER'S EQUITY
Deficit		(2,417)
Total shareholder's equity		$ (2,417)

[1]	Restated